Research and development costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Research and development costs	€ 11,449	€ 9,735	€ 24,816	€ 18,640
Research and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs			€ 934	€ 0